SCHEDULE OF PRO FORMA INFORMATION (Details) - USD ($)		Dec. 31, 2022	Sep. 30, 2022	Jul. 25, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
CURRENT ASSETS
Cash		$ 1,215,439				$ 251,050
Accounts receivable		873,691				634,483
Prepaid expenses and other current assets		1,041,931				318,771
Inventory		103,324				107,026
Total current assets		4,832,017				1,311,330
NON-CURRENT ASSETS
Property and equipment, net		3,156,992				596,464
Capitalized drilling costs		494,408				604,574
Oil and gas properties, full cost-method		5,358,850				6,626,793	$ 11,727,375			$ 12,352,479
Right of use asset - operating leases		136,390				243,494
Other assets		13,465				14,760
Goodwill		2,100,374	$ 2,100,374			2,100,374
Total non-current assets		11,445,011				10,186,459
TOTAL ASSETS		16,277,028				11,497,789
CURRENT LIABILITIES
Current portion of lease liability - operating leases		145,476				155,263
Cash overdraft						27,918
Due to Ecoark Holdings, Inc.	[1]
Total current liabilities		17,967,969				1,101,881
NON-CURRENT LIABILITIES
Asset retirement obligation		671,135				1,303,751
Lease liability - operating leases, net of current portion		4,179				110,235
Total non-current liabilities		942,817				1,413,986
Total Liabilities		18,910,786				2,515,867
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value				$ 30,000,000
Common stock, par value	[1]	1,007
Accumulated deficit		(44,547,503)				(16,678,975)
Total stockholders’ equity (deficit)		(2,633,758)	$ 9,363,218		$ 9,592,833	8,981,922	$ 15,933,364	$ 16,018,008	$ 17,408,326	$ 14,151,762	[2]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		$ 16,277,028				11,497,789
Scenario, Adjustment [Member]
CURRENT ASSETS
Cash	[3]
Accounts receivable	[3]
Prepaid expenses and other current assets	[3]
Inventory	[3]
Current assets held for sale	[3]
Total current assets	[3]
NON-CURRENT ASSETS
Property and equipment, net	[3]
Capitalized drilling costs	[3]
Oil and gas properties, full cost-method	[3]
Right of use asset - operating leases	[3]
Other assets	[3]
Goodwill	[3]
Total non-current assets	[3]
TOTAL ASSETS	[3]
CURRENT LIABILITIES
Accounts payable and accrued expenses	[3]
Current portion of lease liability - operating leases	[3]
Cash overdraft	[3]
Due to Ecoark Holdings, Inc.	[3]
Total current liabilities	[3]
NON-CURRENT LIABILITIES
Asset retirement obligation	[3]
Lease liability - operating leases, net of current portion	[3]
Total non-current liabilities	[3]
Total Liabilities	[3]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value	[3]
Common stock, par value	[3]					(60)
Additional paid-in capital	[3]					(4,127,596)
Accumulated deficit	[3]					4,126,539
Total stockholders’ equity (deficit)	[3]					(1,117)
Non-controlling interest	[3]					1,117
Total stockholders’ equity (deficit)	[3]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	[3]
Scenario Adjustment [Member]
CURRENT ASSETS
Cash	[4]					(140,241)
Accounts receivable	[4]
Prepaid expenses and other current assets	[4]					(71,756)
Inventory	[4]
Current assets held for sale	[4]
Total current assets	[4]					(211,997)
NON-CURRENT ASSETS
Property and equipment, net	[4]					(1,466)
Capitalized drilling costs	[4]
Oil and gas properties, full cost-method	[4]
Right of use asset - operating leases	[4]
Other assets	[4]
Goodwill	[4]
Total non-current assets	[4]					(1,466)
TOTAL ASSETS	[4]					(213,463)
CURRENT LIABILITIES
Accounts payable and accrued expenses	[4]					(23,500)
Current portion of lease liability - operating leases	[4]
Cash overdraft	[4]
Due to Ecoark Holdings, Inc.	[4]
Total current liabilities	[4]					(23,500)
NON-CURRENT LIABILITIES
Asset retirement obligation	[4]
Lease liability - operating leases, net of current portion	[4]
Total non-current liabilities	[4]
Total Liabilities	[4]					(23,500)
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value	[4]
Common stock, par value	[4]
Additional paid-in capital	[4]					(189,963)
Accumulated deficit	[4]
Total stockholders’ equity (deficit)	[4]					(189,963)
Non-controlling interest	[4]
Total stockholders’ equity (deficit)	[4]					(189,963)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	[4]					(213,463)
Pro Forma [Member]
CURRENT ASSETS
Cash						251,050
Accounts receivable						634,483
Prepaid expenses and other current assets						318,771
Inventory						107,026
Current assets held for sale
Total current assets						1,311,330
NON-CURRENT ASSETS
Property and equipment, net						596,464
Capitalized drilling costs						604,574
Oil and gas properties, full cost-method						6,626,793
Right of use asset - operating leases						243,494
Other assets						14,760
Goodwill						2,100,374
Total non-current assets						10,186,459
TOTAL ASSETS						11,497,789
CURRENT LIABILITIES
Accounts payable and accrued expenses						918,700
Current portion of lease liability - operating leases						155,263
Cash overdraft						27,918
Due to Ecoark Holdings, Inc.
Total current liabilities						1,101,881
NON-CURRENT LIABILITIES
Asset retirement obligation						1,303,751
Lease liability - operating leases, net of current portion						110,235
Total non-current liabilities						1,413,986
Total Liabilities						2,515,867
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value						1
Common stock, par value
Additional paid-in capital						25,660,896
Accumulated deficit						(16,678,975)
Total stockholders’ equity (deficit)						8,981,922
Non-controlling interest
Total stockholders’ equity (deficit)						8,981,922
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)						11,497,789
White River Holdings Corp [Member]
CURRENT ASSETS
Cash						251,050
Accounts receivable						634,483
Prepaid expenses and other current assets						318,771
Inventory						107,026
Current assets held for sale
Total current assets						1,311,330
NON-CURRENT ASSETS
Property and equipment, net						596,464
Capitalized drilling costs						604,574
Oil and gas properties, full cost-method						6,626,793
Right of use asset - operating leases						243,494
Other assets						14,760
Goodwill						2,100,374
Total non-current assets						10,186,459
TOTAL ASSETS						11,497,789
CURRENT LIABILITIES
Accounts payable and accrued expenses						918,700
Current portion of lease liability - operating leases						155,263
Cash overdraft						27,918
Due to Ecoark Holdings, Inc.
Total current liabilities						1,101,881
NON-CURRENT LIABILITIES
Asset retirement obligation						1,303,751
Lease liability - operating leases, net of current portion						110,235
Total non-current liabilities						1,413,986
Total Liabilities						2,515,867
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value
Common stock, par value						60
Additional paid-in capital						25,660,837
Accumulated deficit						(16,678,975)
Total stockholders’ equity (deficit)						8,981,922
Non-controlling interest
Total stockholders’ equity (deficit)						8,981,922
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)						11,497,789
Historical fortium holdings corp [Member]
CURRENT ASSETS
Cash						140,241
Accounts receivable
Prepaid expenses and other current assets						71,756
Inventory
Current assets held for sale
Total current assets						211,997
NON-CURRENT ASSETS
Property and equipment, net						1,466
Capitalized drilling costs
Oil and gas properties, full cost-method
Right of use asset - operating leases
Other assets
Goodwill
Total non-current assets						1,466
TOTAL ASSETS						213,463
CURRENT LIABILITIES
Accounts payable and accrued expenses						23,500
Current portion of lease liability - operating leases
Cash overdraft
Due to Ecoark Holdings, Inc.
Total current liabilities						23,500
NON-CURRENT LIABILITIES
Asset retirement obligation
Lease liability - operating leases, net of current portion
Total non-current liabilities
Total Liabilities						23,500
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value						1
Common stock, par value
Additional paid-in capital						4,317,618
Accumulated deficit						(4,126,539)
Total stockholders’ equity (deficit)						191,080
Non-controlling interest						(1,117)
Total stockholders’ equity (deficit)						189,963
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)						$ 213,463

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc., now known as BitNile Metaverse, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.
[2]	On July 25, 2022, White River Holdings acquired the Company in a share exchange. White River Holdings’ parent, Ecoark was issued 1,200 Series A of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark that were exchanged for the Series A. The reclassification of amounts due to Ecoark as of July 25, 2022 and March 31, 2022 that were reclassified to additional paid in capital were $28,953,510 and $25,058,733 and are deemed to have been permanently contributed by Ecoark.
[3]	To reflect the retained earnings and other equity balances of Holdings, pre-combination with Fortium Holdings Corp.
[4]	To reclassify assets sold of Norr/Elysian in September 2022